Income Taxes (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Subject to tax, percentage	8.25%
Tax amount (in Dollars)	$ 2,000,000
Remaining profits arising, percentage	16.50%
Sales tax rate, percentage	5.00%
Income tax rate percentage	20.00%
Enterprise income tax rate, percentage	25.00%